UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices)	(Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2012 – July 31, 2012

Item 1.                      Schedule of Investments.
                  Attached hereto.

LCM Advent/Claymore Enhanced Growth & Income Fund
Portfolio of Investments
July 31, 2012 (unaudited)

Principal					Optional Call
Amount~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 133.7%
	Convertible Bonds - 71.2%
	Agriculture - 1.7%
HKD 18,900,000	Glory River Holdings Ltd. (Hong Kong)	NR	1.00%	07/29/2015	N/A	$2,454,015

	Airlines - 1.6%
$800,000	Continental Airlines, Inc.	B-	4.50%	01/15/2015	N/A	993,000
GBP 700,000	International Consolidated Airlines Group SA (Spain)	BB-	5.80%	08/13/2014	N/A	1,229,193
						2,222,193

	Apparel - 1.6%
$2,340,000	Iconix Brand Group, Inc.(a) (j)	NR	2.50%	06/01/2016	N/A	2,287,350

	Auto Manufacturers - 1.2%
1,395,000	Navistar International Corp.(j)	CCC+	3.00%	10/15/2014	N/A	1,239,806
500,000	Wabash National Corp.	NR	3.38%	05/01/2018	N/A	488,125
						1,727,931

	Auto Parts & Equipment - 0.8%
500,000	Meritor, Inc.(b) (j)	B-	4.63%	03/01/2026	03/01/16 @ 100	437,500
1,000,000	Meritor, Inc.(b) (j)	B-	4.00%	02/15/2027	02/15/19 @ 100	713,750
						1,151,250

	Biotechnology - 2.5%
1,000,000	Illumina, Inc.(a) (j)	NR	0.25%	03/15/2016	N/A	913,750
700,000	United Therapeutics Corp.(a) (j)	NR	1.00%	09/15/2016	N/A	909,125
1,400,000	Vertex Pharmaceuticals, Inc.	NR	3.35%	10/01/2015	10/01/13 @ 101	1,692,250
						3,515,125

	Building Materials - 0.3%
500,000	Cemex SAB de CV (Mexico)	NR	4.88%	03/15/2015	N/A	450,000

	Coal - 0.7%
1,200,000	Peabody Energy Corp.(j)	B+	4.75%	12/15/2041	12/20/36 @ 100	946,500

	Commercial Services - 1.4%
750,000	Avis Budget Group, Inc.	NR	3.50%	10/01/2014	N/A	904,688
1,000,000	Sotheby's	BB	3.13%	06/15/2013	N/A	1,096,250
						2,000,938

	Computers - 2.9%
1,500,000	NetApp, Inc.	NR	1.75%	06/01/2013	N/A	1,745,625
2,175,000	SanDisk Corp.(j)	BB	1.50%	08/15/2017	N/A	2,427,844
						4,173,469

	Distribution & Wholesale - 0.7%
1,000,000	Titan Machinery, Inc.(a)	NR	3.75%	05/01/2019	N/A	982,500

	Diversified Financial Services - 4.7%
GBP 600,000	Aberdeen Asset Management PLC, Series ADN (United Kingdom)	NR	3.50%	12/17/2014	N/A	1,348,544
$500,000	Affiliated Managers Group, Inc.(j)	BBB-	3.95%	08/15/2038	08/15/13 @ 100	542,500
600,000	DFC Global Corp.(a)	B+	3.25%	04/15/2017	N/A	667,500
1,900,000	Janus Capital Group, Inc.(j)	BBB-	3.25%	07/15/2014	N/A	1,921,375
630,000	Jefferies Group, Inc.(j)	BBB	3.88%	11/01/2029	11/01/17 @ 100	581,962
HKD 4,000,000	Power Regal Group Ltd. (Hong Kong)	NR	2.25%	06/02/2014	N/A	635,830
$1,500,000	QBE Funding Trust (Australia)(c)	A	0.00%	05/12/2030	05/12/13 @ 100	964,500
						6,662,211

	Electronics - 1.0%
1,700,000	Vishay Intertechnology, Inc.(a)	BB+	2.25%	11/15/2040	N/A	1,481,125

	Engineering & Construction - 1.0%
1,400,000	Larsen & Toubro Ltd. (India)(j)	NR	3.50%	10/22/2014	N/A	1,421,700

	Food - 0.8%
GBP 600,000	J Sainsbury PLC (United Kingdom)	NR	4.25%	07/16/2014	N/A	1,060,880

	Health Care Products - 2.1%
$500,000	Hologic, Inc., Series 2010(b) (d) (j)	B+	2.00%	12/15/2037	12/15/16 @ 100	543,750
1,950,000	Hologic, Inc., Series 2012(b) (e) (j)	B+	2.00%	03/01/2042	03/06/18 @ 100	1,840,312
600,000	Insulet Corp.(j)	NR	3.75%	06/15/2016	06/20/15 @ 100	648,750
						3,032,812

	Health Care Services - 0.6%
800,000	Molina Healthcare, Inc., Series MOH	NR	3.75%	10/01/2014	N/A	894,000

	Home Builders - 1.2%
750,000	Lennar Corp.(a)	B+	2.00%	12/01/2020	12/01/13 @ 100	915,000
750,000	Ryland Group, Inc.	BB-	1.63%	05/15/2018	N/A	808,125
						1,723,125

	Insurance - 0.8%
1,000,000	American Equity Investment Life Holding Co.(a) (j)	BB	3.50%	09/15/2015	N/A	1,158,750

	Internet - 4.2%
800,000	BroadSoft, Inc.	NR	1.50%	07/01/2018	N/A	740,000
600,000	DealerTrack Holdings, Inc.(a) (j)	NR	1.50%	03/15/2017	N/A	638,250
1,260,000	priceline.com, Inc.(a) (j)	BBB	1.00%	03/15/2018	N/A	1,351,350
1,000,000	TIBCO Software, Inc.(a)	NR	2.25%	05/01/2032	05/05/17 @ 100	992,500
2,769,000	WebMD Health Corp.(j)	NR	2.50%	01/31/2018	N/A	2,260,196
						5,982,296

	Investment Companies - 1.4%
1,000,000	Ares Capital Corp.	BBB	5.75%	02/01/2016	N/A	1,053,750
1,000,000	Ares Capital Corp.(a)	BBB	4.88%	03/15/2017	N/A	995,000
						2,048,750

	Iron & Steel - 4.9%
2,850,000	Allegheny Technologies, Inc.(j)	BBB-	4.25%	06/01/2014	N/A	3,273,938
EUR 28,000	ArcelorMittal, Series MT (Luxembourg)	BBB-	7.25%	04/01/2014	N/A	784,552
$1,700,000	ArcelorMittal (Luxembourg)(j)	BB+	5.00%	05/15/2014	N/A	1,774,375
1,000,000	Steel Dynamics, Inc.(j)	BB+	5.13%	06/15/2014	N/A	1,082,500
						6,915,365

	Lodging - 1.6%
2,346,000	MGM Resorts International(j)	B-	4.25%	04/15/2015	N/A	2,328,405

	Media - 0.7%
700,000	XM Satellite Radio, Inc.(a)	BB	7.00%	12/01/2014	N/A	991,375

	Metal Fabricate & Hardware - 0.5%
EUR 600,000	Kloeckner & Co. Financial Services SA, Series KCO (Germany)	B+	6.00%	06/09/2014	N/A	750,014

	Mining - 4.4%
$1,600,000	African Minerals Ltd. (Bermuda)	NR	8.50%	02/10/2017	02/24/15 @ 110	1,559,040
1,000,000	AngloGold Ashanti Holdings Finance PLC (South Africa)(a) (j)	NR	3.50%	05/22/2014	N/A	1,068,750
1,000,000	Paladin Energy Ltd., Series PALA (Australia)	NR	5.00%	03/11/2013	N/A	994,500
984,000	Royal Gold, Inc.	NR	2.88%	06/15/2019	N/A	1,022,130
1,600,000	Vedanta Resources Jersey II Ltd. (United Kingdom)(j)	BB	4.00%	03/30/2017	N/A	1,579,200
						6,223,620

	Miscellaneous Manufacturing - 1.1%
1,525,000	Trinity Industries, Inc.(j)	BB-	3.88%	06/01/2036	06/01/18 @ 100	1,553,594

	Oil & Gas - 1.7%
1,700,000	Lukoil International Finance BV (Russia)(j)	BBB-	2.63%	06/16/2015	N/A	1,820,700
600,000	Stone Energy Corp.(a)	NR	1.75%	03/01/2017	N/A	575,250
						2,395,950

	Oil & Gas Services - 0.7%
600,000	Cal Dive International, Inc.(a)	NR	5.00%	07/15/2017	N/A	584,250
400,000	Subsea 7 SA, Series ACY (Luxembourg)(j)	NR	2.25%	10/11/2013	N/A	449,000
						1,033,250

	Packaging & Containers - 1.2%
1,750,000	Owens-Brockway Glass Container, Inc.(a) (j)	BB	3.00%	06/01/2015	N/A	1,693,125

	Pharmaceuticals - 5.5%
801,000	Endo Health Solutions, Inc.(j)	NR	1.75%	04/15/2015	N/A	948,184
533,000	Medicis Pharmaceutical Corp.	NR	1.38%	06/01/2017	N/A	534,999
1,000,000	Medivation, Inc.	NR	2.63%	04/01/2017	N/A	1,266,250
1,500,000	Omnicare, Inc., Series OCR	B+	3.25%	12/15/2035	12/15/15 @ 100	1,449,375
388,000	Onyx Pharmaceuticals, Inc.(j)	NR	4.00%	08/15/2016	N/A	795,400
600,000	Salix Pharmaceuticals Ltd.(a)	NR	1.50%	03/15/2019	N/A	609,750
JPY 75,000,000	Sawai Pharmaceutical Co. Ltd. (Japan)(c)	NR	0.00%	09/17/2015	N/A	1,031,370
$1,000,000	Shire PLC, Series SHP (Channel Islands)	NR	2.75%	05/09/2014	N/A	1,140,000
						7,775,328

	Real Estate - 1.8%
1,040,000	Forest City Enterprises, Inc.(j)	B-	4.25%	08/15/2018	N/A	1,033,500
EUR 300,000	IMMOFINANZ AG (Austria)	NR	4.25%	03/08/2018	N/A	1,492,749
						2,526,249

	Real Estate Investment Trusts - 2.6%
$850,000	Annaly Capital Management, Inc.(j)	NR	4.00%	02/15/2015	N/A	1,082,688
690,000	Boston Properties, LP(j)	A-	3.75%	05/15/2036	05/18/13 @ 100	802,987
1,500,000	Host Hotels & Resorts, LP(a) (j)	BB+	2.50%	10/15/2029	10/20/15 @ 100	1,873,125
						3,758,800

	Retail - 1.0%
1,550,000	RadioShack Corp.(a) (j)	Caa1	2.50%	08/01/2013	N/A	1,406,625

	Semiconductors - 6.1%
2,812,000	Advanced Micro Devices, Inc.(j)	BB-	6.00%	05/01/2015	N/A	2,850,665
1,000,000	Linear Technology Corp., Series A(j)	NR	3.00%	05/01/2027	05/01/14 @ 100	1,050,000
750,000	ON Semiconductor Corp., Series B	BB	2.63%	12/15/2026	12/20/16 @ 100	811,875
1,000,000	ON Semiconductor Corp.(j)	BB	2.63%	12/15/2026	12/20/13 @ 100	1,028,750
1,000,000	Photronics, Inc.(a)	NR	3.25%	04/01/2016	N/A	982,500
2,000,000	Rovi Corp.(j)	NR	2.63%	02/15/2040	02/20/15 @ 100	1,930,000
						8,653,790

	Software - 1.7%
500,000	Electronic Arts, Inc.	NR	0.75%	07/15/2016	N/A	445,625
400,000	Take-Two Interactive Software, Inc.	NR	4.38%	06/01/2014	N/A	457,000
1,700,000	Take-Two Interactive Software, Inc.(a) (j)	NR	1.75%	12/01/2016	N/A	1,517,250
						2,419,875

	Telecommunications - 2.5%
1,652,000	Ciena Corp.(a) (j)	NR	4.00%	03/15/2015	N/A	1,844,045
750,000	InterDigital, Inc.	NR	2.50%	03/15/2016	N/A	750,937
700,000	Level 3 Communications, Inc.	CCC	6.50%	10/01/2016	N/A	905,625
						3,500,607

	Total Convertible Bonds - 71.2%
	(Cost $103,126,026)					101,302,892

	Corporate Bonds - 27.9%
	Apparel - 0.7%
1,000,000	Jones Group, Inc. / Apparel Group Holdings / Apparel Group USA / Footwear Acc Retail(j)	B+	6.88%	03/15/2019	N/A	976,250

	Auto Manufacturers - 0.7%
1,000,000	Navistar International Corp.	B	8.25%	11/01/2021	11/01/14 @ 104	942,500

	Auto Parts & Equipment - 0.8%
1,000,000	Dana Holding Corp.(j)	BB	6.50%	02/15/2019	02/15/15 @ 103	1,066,250

	Banks - 1.0%
1,350,000	Capital One Capital V(j)	BB+	10.25%	08/15/2039	N/A	1,404,000

	Chemicals - 0.7%
1,000,000	Ineos Finance PLC (United Kingdom)(a)	B+	9.00%	05/15/2015	05/15/13 @ 105	1,060,000

	Diversified Financial Services - 2.9%
2,000,000	Ford Motor Credit Co., LLC(j)	BB+	12.00%	05/15/2015	N/A	2,486,552
250,000	International Lease Finance Corp.(j)	BBB-	8.25%	12/15/2020	N/A	293,750
GBP 800,000	Thames Water Kemble Finance PLC, Series EMTN (United Kingdom)	B1	7.75%	04/01/2019	N/A	1,303,577
						4,083,879

	Electronics - 0.6%
$918,000	Viasystems, Inc.(a)	BB-	7.88%	05/01/2019	05/01/15 @ 106	906,525

	Health Care Products - 1.1%
1,500,000	Biomet, Inc.(j)	B-	10.00%	10/15/2017	10/15/13 @ 103	1,605,000

	Health Care Services - 2.3%
2,500,000	Apria Healthcare Group, Inc.(j)	BB	11.25%	11/01/2014	11/01/12 @ 103	2,625,000
599,000	Tenet Healthcare Corp.(j)	BB-	8.88%	07/01/2019	07/01/14 @ 104	682,111
						3,307,111

	Household Products & Housewares - 0.6%
250,000	Reynolds Group Issuer, Inc.(j)	Caa1	9.88%	08/15/2019	08/15/15 @ 105	266,250
500,000	Spectrum Brands, Inc.(j)	B	9.50%	06/15/2018	06/15/14 @ 105	573,750
						840,000

	Insurance - 2.4%
1,000,000	AXA SA (France)(a) (f) (g) (j)	BBB	6.38%	-	12/14/36 @ 100	822,500
1,000,000	Liberty Mutual Group, Inc.(a) (f) (j)	BB	10.75%	6/15/2058	06/15/38 @ 100	1,395,000
800,000	MetLife, Inc.(j)	BBB	10.75%	08/01/2039	08/01/34 @ 100	1,160,000
						3,377,500

	Lodging - 0.2%
250,000	Marina District Finance Co., Inc. (j)	BB-	9.88%	08/15/2018	08/15/14 @ 105	235,000

	Machinery-Diversified - 0.2%
250,000	Case New Holland, Inc.(j)	BB+	7.88%	12/01/2017	N/A	294,375

	Media - 2.8%
3,000,000	Clear Channel Worldwide Holdings, Inc., Series B (j)	B	9.25%	12/15/2017	12/15/12 @ 107	3,255,000
750,000	Clear Channel Worldwide Holdings, Inc.(a)	B	7.63%	03/15/2020	03/15/15 @ 106	721,875
						3,976,875

	Mining - 0.7%
1,000,000	FMG Resources August 2006 Pty Ltd. (Australia)(a) (j)	BB-	6.88%	02/01/2018	02/01/14 @ 105	1,013,750

	Oil & Gas - 2.8%
1,200,000	Alta Mesa Holdings, LP/Alta Mesa Finance Services Corp.(j)	B	9.63%	10/15/2018	10/15/14 @ 105	1,209,000
500,000	Calumet Specialty Products Partners, LP/Calumet Finance Corp.(a)	B	9.63%	08/01/2020	08/01/16 @ 105	530,000
1,500,000	OGX Austria GmbH (Austria)(a)	B	8.38%	04/01/2022	04/01/17 @ 104	1,256,250
1,000,000	Tesoro Corp.	BB+	6.63%	11/01/2015	11/01/12 @ 101	1,023,750
						4,019,000

	Retail - 3.2%
1,000,000	Limited Brands, Inc.(j)	BB+	6.63%	04/01/2021	N/A	1,116,250
516,000	Rite AID Corp.	CCC	9.50%	06/15/2017	06/15/13 @ 103	530,835
2,700,000	Toys "R" US Property Co. II, LLC(j)	B+	8.50%	12/01/2017	12/01/13 @ 104	2,929,500
						4,576,585

	Storage & Warehousing - 0.7%
1,000,000	Niska Gas Storage US, LLC / Niska Gas Storage Canada ULC	B+	8.88%	03/15/2018	03/15/14 @ 104	1,013,750

	Telecommunications - 3.5%
580,000	Intelsat Luxembourg SA (Luxembourg)	CCC+	11.25%	02/04/2017	02/15/13 @ 106	605,375
1,000,000	Level 3 Financing, Inc.	CCC	4.51%	02/15/2015	09/06/12 @ 100	985,000
500,000	NII Capital Corp.(j)	B	10.00%	08/15/2016	08/15/13 @ 105	505,000
1,000,000	Sprint Nextel Corp.	B+	9.25%	04/15/2022	N/A	1,105,000
1,000,000	UPC Holding BV (Netherlands)(a) (j)	B-	9.88%	04/15/2018	04/15/14 @ 105	1,110,000
EUR 250,000	Wind Acquisition Finance SA (Luxembourg)(a) (j)	BB-	11.75%	07/15/2017	07/15/13 @ 106	257,856
$500,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB-	11.75%	07/15/2017	07/15/13 @ 106	417,500
						4,985,731

	Total Corporate Bonds - 27.9%
	(Cost $37,839,650)					39,684,081

	Convertible Preferred Stocks - 11.8%
	Aerospace & Defense - 2.0%
52,446	United Technologies Corp.	A	7.50%	08/01/2015		2,766,526

	Auto Manufacturers - 1.2%
50,000	General Motors Co., Series B(j)	B+	4.75%	12/01/2013		1,673,500

	Banks - 3.8%
2,000	Bank of America Corp., Series L(g) (j)	BB+	7.25%	-		2,034,000
10,000	Citigroup, Inc.	NR	7.50%	12/15/2012		858,400
10,000	Fifth Third Bancorp, Series G(g)	BB+	8.50%	-		1,387,700
10,000	KeyCorp, Series A(g) (j)	BBB-	7.75%	-		1,158,500
						5,438,600

	Electric - 2.0%
17,000	Nextera Energy, Inc.	A-	5.60%	06/01/2015		882,810
10,379	PPL Corp.(j)	NR	9.50%	07/01/2013		564,099
26,000	PPL Corp.(j)	NR	8.75%	05/01/2014		1,400,360
						2,847,269

	Hand & Machine Tools - 1.1%
13,000	Stanley Black & Decker, Inc.	BBB+	4.75%	11/17/2015		1,537,640

	Home Builders - 0.5%
34,804	Beazer Homes USA, Inc.	NR	7.50%	07/15/2015		763,252

	Insurance - 0.4%
10,000	MetLife, Inc.	BBB-	5.00%	09/11/2013		626,900

	Real Estate Investment Trusts - 0.8%
43,950	Alexandria Real Estate Equities, Inc., Series D(g) (j)	NR	7.00%	-		1,156,324

	Total Convertible Preferred Stocks - 11.8%
	(Cost $16,568,064)					16,810,011

Number
of Shares	Description					Value
	Common Stocks - 20.8%
	Advertising - 0.6%
90,000	Interpublic Group of Cos., Inc.					888,300

	Banks - 0.8%
30,000	JPMorgan Chase & Co.(i) (j)					1,080,000

	Biotechnology - 1.3%
14,000	Celgene Corp.(h) (i) (j)					958,440
22,000	Illumina, Inc.(h) (j)					912,340
						1,870,780

	Chemicals - 0.6%
30,000	Dow Chemical Co.(i) (j)					863,400

	Computers - 2.0%
3,000	Apple, Inc.(i) (j)					1,832,280
5,000	International Business Machines Corp.(i) (j)					979,900
						2,812,180

	Cosmetics & Personal Care - 0.8%
70,000	Avon Products, Inc.(j)					1,084,300

	Electronics - 0.5%
18,000	Agilent Technologies, Inc.(i) (j)					689,220

	Lodging - 0.9%
14,000	Wynn Resorts Ltd.(i) (j)					1,312,500

	Machinery-Construction & Mining - 0.4%
7,000	Caterpillar, Inc.(i) (j)					589,470

	Miscellaneous Manufacturing - 0.7%
40,000	Textron, Inc.(i) (j)					1,042,000

	Oil & Gas - 2.8%
35,000	Diamond Offshore Drilling, Inc.(i) (j)					2,289,700
20,000	Occidental Petroleum Corp.(i) (j)					1,740,600
						4,030,300

	Pharmaceuticals - 1.5%
53,000	Sanofi, ADR (France)(i) (j)					2,153,920

	Real Estate Investment Trusts - 1.0%
47,500	Annaly Capital Management, Inc.(j)					827,925
35,000	Sabra Health Care REIT, Inc.(j)					648,200
						1,476,125

	Retail - 2.0%
20,000	Limited Brands, Inc.(i) (j)					951,000
12,000	McDonald's Corp.					1,072,320
15,000	Tiffany & Co.(i)					823,950
						2,847,270

	Savings & Loans - 0.6%
64,684	New York Community Bancorp, Inc.					839,598

	Semiconductors - 2.4%
30,000	Intel Corp.					771,000
34,000	Microchip Technology, Inc.(i) (j)					1,134,920
25,000	Qualcomm, Inc.(i) (j)					1,492,000
						3,397,920

	Telecommunications - 1.9%
38,000	AT&T, Inc.(j)					1,440,960
26,900	Verizon Communications, Inc.(j)					1,214,266
						2,655,226

	Total Common Stocks - 20.8%
	(Cost $28,610,303)					29,632,509

	Exchange Traded Funds - 1.9%
20,000	iShares iBoxx $ High Yield Corporate Bond Fund(i)					1,834,000
20,000	ProShares UltraPro Short S&P 500					903,200
	(Cost $2,806,673)					2,737,200

	Warrants - 0.1%
99,000	MannKind Corp.(h)			02/15/2019		68,310
	(Cost $30,360)

	Total Long-Term Investments - 133.7%
	(Cost $188,981,076)					190,235,003

Contracts (100 shares per contract)	Options Purchased		Expiration Date	Exercise Price		Value
	Put Options Purchased - 0.3%
1,500	SPDR S&P 500 ETF Trust (h)(i)		September 2012	$135.00		420,000
	(Cost $646,251)

	Total Investments - 134.0%
	(Cost $189,627,327)					190,655,003
	Other Assets in excess of Liabilities - 1.8%					2,620,142
	Total value of Options Written - (0.7%) (Premiums received $902,548)					(973,350)
	Borrowings - (35.1% of Net Assets or 26.2% of Total Investments)					(50,000,000)
	Net Assets - 100.0%					$ 142,301,795

ADR - American Depositary Receipt
AG - Stock Corporation
BV - Limited Liability Company
GmbH - Limited Liability
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
Pty - Proprietary
SA - Corporation
S&P - Standard & Poor's
SAB de CV - Publicly Traded Company
ULC - Unlimited Liability Company

~	The principal amount is denominated in U.S. Dollars unless otherwise noted.
*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2012 these securities amounted to $35,929,501, which represents 25.2% of net assets.

(b)	Security is a "Step-down" bond where the coupon decreases at a predetermined date. The rate shown reflects the rate in effect at July 31, 2012.
(c)	Zero coupon bond.
(d)	Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.
(e)	Security becomes an accreting bond after March 1, 2018, with a 2.00% principal accretion rate.
(f)	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(g)	Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate shown is in effect as of July 31, 2012.
(h)	Non-income producing security.
(i)	All or a portion of this security is segregated as collateral (or potential collateral for future transactions) for written options.
(j)
All or a portion of this security has been physically segregated in connection with the line of credit and forward exchange currency contracts.  As of July 31, 2012, the total amount segregated was $109,994,041.

See previously submitted notes to financial statements for the period ended April 30, 2012.

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Month	Exercise Price	Market Value
180	Agilent Technologies, Inc.	August 2012	$40.00	$(9,900)
30	Apple, Inc.	September 2012	600.00	(81,750)
70	Caterpillar, Inc.	August 2012	87.50	(5,600)
140	Celgene Corp.	September 2012	72.50	(14,700)
350	Diamond Offshore Drilling, Inc.	September 2012	66.75	(77,000)
300	Dow Chemical Co.	September 2012	31.00	(9,000)
50	International Business Machines Corp.	August 2012	195.00	(16,500)
200	iShares iBoxx $ High Yield Corporate Bond Fund	December 2012	91.00	(26,000)
300	JPMorgan Chase & Co.	August 2012	36.00	(27,900)
200	Limited Brands, Inc.	August 2012	47.00	(36,000)
100	Microchip Technology, Inc.	August 2012	34.00	(4,200)
150	Occidental Petroleum Corp.	August 2012	87.50	(32,550)
50	Occidental Petroleum Corp.	September 2012	87.50	(16,250)
250	QUALCOMM, Inc.	August 2012	57.50	(68,500)
500	Sanofi	September 2012	38.00	(170,000)
150	Textron, Inc.	September 2012	25.00	(35,100)
250	Textron, Inc.	September 2012	27.00	(26,250)
150	Tiffany & Co.	September 2012	57.50	(28,650)
140	Wynn Resorts Ltd.	September 2012	95.00	(59,500)
	Total Value of Call Options Written			(745,350)
	(Premiums received $(525,012))

	Put Options Written (a)
1,500	SPDR S&P 500 ETF Trust	September 2012	130.00	(228,000)
	(Premiums received $(377,536))

	Total Value of Options Written
	(Premiums received $(902,548)			$(973,350)

(a) Non-income producing security.

Country Breakdown as a % of Long-Term Investments
United States	82.1%
United Kingdom	3.3%
Luxembourg	2.3%
Hong Kong	1.6%
France	1.6%
Australia	1.6%
Austria	1.4%
Russia	1.0%
Bermuda	0.8%
India	0.8%
Spain	0.6%
Channel Islands	0.6%
Netherlands	0.6%
South Africa	0.6%
Japan	0.5%
Germany	0.4%
Mexico	0.2%
Subject to change daily.

At July 31, 2012, the following forward exchange currency contracts were outstanding:

Forward Exchange Currency Contracts
	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/2012	Net Unrealized Appreciation (Depreciation)
EUR	3,800,000
for USD	4,781,426	The Bank of New York Mellon	9/18/2012	$4,781,426	$4,682,687	$98,739
GBP	3,000,000
for USD	4,656,870	The Bank of New York Mellon	9/18/2012	4,656,870	4,700,278	(43,409)
HKD	94,500
for USD	12,180	The Bank of New York Mellon	8/1/2012	12,181	12,188	(7)
						55,323

	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 7/31/2012	Net Unrealized Appreciation (Depreciation)
EUR	1,100,000
for USD	(1,346,675)	The Bank of New York Mellon	9/18/2012	$(1,346,675)	$(1,355,515)	$8,840

		Total unrealized appreciation on forward exchange currency contracts				$64,163

At July 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Depreciation on Derivatives and Foreign Currency
$190,128,902	$8,215,700	$(7,689,599)	$526,101	$(6,637)

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-Traded Funds are valued at the last sales price or official closing price on the exchange where the security is principally traded. The swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees (“Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security
(or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security,
(iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold
(e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Trustees at July 31, 2012.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 – quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 – significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

The Fund did not hold any Level 3 securities during the six months ended July 31, 2012.

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund’s investments carried on the Statement of Assets and
Liabilities by caption and by level within the fair value hierarchy as of July 31, 2012:

Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

(Value in $000s)

Assets:
Convertible Bonds	$-	$101,303	$-	$101,303
Convertible Preferred Stocks:
Aerospace & Defense	2,767			2,767
Auto Manufacturers	1,673	-	-	1,673
Banks	4,051	1,388	-	5,439
Electric	1,964	883	-	2,847
Hand & Machine Tools	1,538	-	-	1,538
Home Builders	763	-	-	763
Insurance	627	-	-	627
Real Estate Investment Trusts	-	1,156		1,156
Common Stocks	29,633	-	-	29,633
Corporate Bonds	-	39,684	-	39,684
Exchange Traded Funds	2,737	-	-	2,737
Warrants		68	-	68
Options Purchased	420	-	-	420
Foreign Exchange Currency Contracts	-	107	-	107
Total	$46,173	$144,589	$-	$190,762

Liabilities:
Options Written	$973	$-	$-	$973
Foreign Exchange Currency Contracts	-	43	-	43
Total	$973	$-	$-	$973
If not referenced in the table, please refer to the Portfolio of Investments for the breakdown of investment type by industry category.

There were no transfers between Levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
  Tracy V. Maitland
  President and Chief Executive Officer

Date:	September 26, 2012

By:	/s/ Robert White
  Robert White
  Treasurer and Chief Financial Officer

Date:	September 26, 2012